Short-Term Debt	12 Months Ended
Dec. 31, 2016
Debt Disclosure [Abstract]
Short-Term Debt

Note 8 – Short-Term Debt

As discussed in Note 7, Southwest has a $300 million credit facility that is scheduled to expire in March 2021, of which $150 million has been designated by management for working capital purposes. Southwest had no short-term borrowings outstanding at December 31, 2016 and $18 million in short-term borrowings outstanding at December 31, 2015.